BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Temporary Equity, Shares Outstanding	31,625,000	26,315,833	27,965,424
Class A Common stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	0	5,309,167	3,659,576
Common stock, shares outstanding	0	5,309,167	3,659,576
Temporary Equity, Shares Outstanding	31,625,000	26,315,833	27,965,424
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	7,906,250	7,906,250	7,906,250
Common stock, shares outstanding	7,906,250	7,906,250	7,906,250